Organization and Nature of Operations (Details)	12 Months Ended
Dec. 31, 2015 item bcf / d Bcfe m³
Organization and Nature of Operations [Line Items]
Limited Liability Company Number Of Members	1
Sabine Pass LNG Terminal [Member]
Organization and Nature of Operations [Line Items]
Number Of LNG Storage Tanks	5
Storage Capacity | Bcfe	16.9
Number Of Docks	2
Volume Of Vessel | m³	266,000
Regasification Capacity | bcf / d	4.0
Cheniere Holdings [Member] | Cheniere Partners [Member]
Organization and Nature of Operations [Line Items]
Limited Partners ownership percentage	55.90%
Cheniere [Member] | Cheniere Holdings [Member]
Organization and Nature of Operations [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	80.10%